UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         2nd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                       Irvington, NY            August 15, 2011
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       73

Form 13F Information Table Value Total:      $3,111,515
                                            (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 12044              Elm Ridge Partners, LLC
(2)     028- 11797              Elm Ridge Offshore Master Fund, Ltd.
(3)     028- 10075              Elm Ridge Capital Management, LLC

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

                                                          FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4            COLUMN 5    COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                       VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                ---------       ------      --------- --------   ---- ----  ----------- --------- -----   ------- ----
AETNA INC NEW                 COM             00817Y108    51,481    1,167,626 SH         Defined     1,2,3      1,167,626
ALCOA INC                     COM             013817101    67,798    4,274,800 SH         Defined     1,2,3      4,274,800
ALLSTATE CORP                 COM             020002101    63,109    2,067,100 SH         Defined     1,2,3      2,067,100
ALPHA NATURAL RESOURCES INC   COM             02076X102     4,544      100,000     PUT    Defined     1,2,3        100,000
AMGEN INC                     COM             031162100    26,222      449,400 SH         Defined     1,2,3        449,400
AMGEN INC                     COM             031162100    11,670      200,000     CALL   Defined     1,2,3        200,000
APARTMENT INVT & MGMT CO      CL A            03748R101    12,765      500,000     CALL   Defined     1,2,3        500,000
APPLIED MATLS INC             COM             038222105    58,935    4,529,944 SH         Defined     1,2,3      4,529,944
ASSURED GUARANTY LTD          COM             G0585R106   104,734    6,421,450 SH         Defined     1,2,3      6,421,450
AVALONBAY CMNTYS INC          COM             053484101    24,396      190,000     CALL   Defined     1,2,3        190,000
AXIS CAPITAL HOLDINGS         SHS             G0692U109    47,976    1,549,600 SH         Defined     1,2,3      1,549,600
BOSTON SCIENTIFIC CORP        COM             101137107    51,381    7,435,756 SH         Defined     1,2,3      7,435,756
CB RICHARD ELLIS GROUP INC    CL A            12497T101    23,855      950,000     PUT    Defined     1,2,3        950,000
CENVEO INC                    COM             15670S105    36,040    5,631,265 SH         Defined     1,2,3      5,631,265
CHIPOTLE MEXICAN GRILL INC    COM             169656105    30,819      100,000     PUT    Defined     1,2,3        100,000
CISCO SYS INC                 COM             17275R102    64,240    4,115,300 SH         Defined     1,2,3      4,115,300
CIT GROUP INC                 COM NEW         125581801    22,130      500,000     CALL   Defined     1,2,3        500,000
CLIFFS NATURAL RESOURCES INC  COM             18683K101    13,867      150,000 SH         Defined     1,2,3        150,000
CLIFFS NATURAL RESOURCES INC  COM             18683K101    23,113      250,000     PUT    Defined     1,2,3        250,000
COSTAR GROUP INC              COM             22160N109    12,182      205,500 SH         Defined     1,2,3        205,500
COSTAR GROUP INC              COM             22160N109     5,335       90,000     PUT    Defined     1,2,3         90,000
DELL INC                      COM             24702R101    25,193    1,511,295 SH         Defined     1,2,3      1,511,295
DONNELLEY R R & SONS CO       COM             257867101   103,925    5,299,569 SH         Defined     1,2,3      5,299,569
FIDELITY NATIONAL FINANCIAL   CL A            31620R105    62,434    3,966,600 SH         Defined     1,2,3      3,966,600
FLEXTRONICS INTL LTD          ORD             Y2573F102    46,923    7,308,900 SH         Defined     1,2,3      7,308,900
FLEXTRONICS INTL LTD          ORD             Y2573F102     6,420    1,000,000     CALL   Defined     1,2,3      1,000,000
GREEN MTN COFFEE ROASTERS IN  COM             393122106    71,408      800,000     PUT    Defined     1,2,3        800,000
GREEN MTN COFFEE ROASTERS IN  COM             393122106    16,067      180,000     CALL   Defined     1,2,3        180,000
HEWLETT PACKARD CO            COM             428236103    64,879    1,782,400 SH         Defined     1,2,3      1,782,400
HOME DEPOT INC                COM             437076102    55,134    1,522,200 SH         Defined     1,2,3      1,522,200
HUNTINGTON INGALLS INDS INC   COM             446413106    10,852      314,545 SH         Defined     1,2,3        314,545
INTL PAPER CO                 COM             460146103    30,142    1,010,800 SH         Defined     1,2,3      1,010,800
INTREPID POTASH INC           COM             46121Y102    32,500    1,000,000     CALL   Defined     1,2,3      1,000,000
ISHARES TR                    RUSSEL 2000     464287655   207,000    2,500,000     PUT    Defind      1,2,3      2,500,000
JABIL CIRCUIT INC             COM             466313103    17,563      869,468 SH         Defined     1,2,3        869,468
JONES GROUP INC               COM             48020T101    27,327    2,518,607 SH         Defined     1,2,3      2,518,607
KAPSTONE PAPER & PACKAGING C  COM             48562P103    30,032    1,812,426 SH         Defined     1,2,3      1,812,426
LILLY ELI & CO                COM             532457108    56,201    1,497,500 SH         Defined     1,2,3      1,497,500
LIZ CLAIBORNE INC             COM             539320101    17,844    3,335,376 SH         Defined     1,2,3      3,335,376
LOCKHEED MARTIN CORP          COM             539830109    98,978    1,222,400 SH         Defined     1,2,3      1,222,400
LOCKHEED MARTIN CORP          COM             539830109    12,146      150,000     CALL   Defined     1,2,3        150,000
LOWES COS INC                 COM             548661107    59,082    2,534,630 SH         Defined     1,2,3      2,534,630
MACYS INC                     COM             55616P104    13,521      462,400 SH         Defined     1,2,3        462,400
MARRIOTT INTL INC NEW         CL A            571903202    24,843      700,000     PUT    Defined     1,2,3        700,000
MASCO CORP                    COM             574599106    48,116    3,999,669 SH         Defined     1,2,3      3,999,669
MASCO CORP                    COM             574599106     4,314      358,600     CALL   Defined     1,2,3        358,600
MBIA INC                      COM             55262C100    74,554    8,579,251 SH         Defined     1,2,3      8,579,251
MERCK & CO INC NEW            COM             58933Y105    61,733    1,749,306 SH         Defined     1,2,3      1,749,306
MGM RESORTS INTERNATIONAL     COM             552953101     6,605      500,000     PUT    Defined     1,2,3        500,000
MICROSOFT CORP                COM             594918104    63,250    2,432,700 SH         Defined     1,2,3      2,432,700
NORTHROP GRUMMAN CORP         COM             666807102    41,269      595,077 SH         Defined     1,2,3        595,077
NRG ENERGY INC                COM NEW         629377508    21,457      872,941 SH         Defined     1,2,3        872,941
PFIZER INC                    COM             717081103    75,785    3,678,900 SH         Defined     1,2,3      3,678,900
QUAD / GRAPHICS INC           COM CL A        747301109    28,990      746,014 SH         Defined     1,2,3        746,014
RAYTHEON CO                   COM NEW         755111507    50,832    1,019,700 SH         Defined     1,2,3      1,019,700
RAYTHEON CO                   COM NEW         755111507     9,970      200,000     CALL   Defined     1,2,3        200,000
REGIONS FINANCIAL CORP NEW    COM             7591EP100    75,532   12,182,568 SH         Defined     1,2,3     12,182,568
SAFEWAY INC                   COM NEW         786514208    28,621    1,224,700 SH         Defined     1,2,3      1,224,700
SANMINA SCI CORP              COM             800907206    46,871    4,537,366 SH         Defined     1,2,3      4,537,366
SANOFI                        SPONSORED ADR   80105N105    40,518    1,008,666 SH         Defined     1,2,3      1,008,666
STARWOOD PPTY TR INC          COM             85571B105     8,406      150,000     PUT    Defined     1,2,3        150,000
STERICYCLE INC                COM             858912108    17,824      200,000     PUT    Defined     1,2,3        200,000
SUPERVALU INC                 COM             868536103    49,162    5,224,451 SH         Defined     1,2,3      5,224,451
SUPERVALU INC                 COM             868536103    23,525    2,500,000     CALL   Defined     1,2,3      2,500,000
TEMPLE INLAND INC             COM             879868107    59,831    2,011,819 SH         Defined     1,2,3      2,011,819
TEMPUR PEDIC INTL INC         COM             88023U101    77,993    1,150,000     PUT    Defined     1,2,3      1,150,000
TRANSATLANTIC HLDGS INC       COM             893521104    81,551    1,663,969 SH         Defined     1,2,3      1,663,969
US BANCORP DEL                COM NEW         902973304    43,007    1,685,900 SH         Defined     1,2,3      1,685,900
WAL MART STORES INC           COM             931142103    66,218    1,246,100 SH         Defined     1,2,3      1,246,100
WALTER ENERGY INC             COM             93317Q105    17,370      150,000     PUT    Defined     1,2,3        150,000
WELLS FARGO & CO NEW          COM             949746101    73,874    2,632,700 SH         Defined     1,2,3      2,632,700
WHIRLPOOL CORP                COM             963320106    37,846      465,400 SH         Defined     1,2,3        465,400
WHIRLPOOL CORP                COM             963320106    29,487      362,600     CALL   Defined     1,2,3        362,600

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